Borrowings	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Borrowings
15.	Borrowings

(1)	Details of borrowings as of December 31, 2022 and 2023, are as follows:

1)	Debentures

(in millions of Korean won and foreign currencies in thousands)			December 31, 2022			December 31, 2023
Type	Maturity	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
MTNP notes 1	Sep. 7, 2034	6.500%	USD 100,000	￦	126,730	USD 100,000	￦	128,940
MTNP notes	Jul. 18, 2026	2.500%	USD 400,000		506,920	USD 400,000		515,760
MTNP notes	Aug. 23, 2023	—	USD 100,000		126,730	—		—
MTNP notes	Jul. 19, 2024	0.330%	JPY 400,000		3,813	JPY 400,000		3,651
MTNP notes	Sep. 1. 2025	1.000%	USD 400,000		506,920	USD 400,000		515,760
FR notes 2	Nov. 1, 2024	Compounded SOFR+1.210%	USD 350,000		443,555	USD 350,000		451,290
FR notes	Jun. 19, 2023	—	SGD 284,000		267,843	—		—
MTNP notes	Jan. 21, 2027	1.375%	USD 300,000		380,190	USD 300,000		386,820
MTNP notes	Aug. 08, 2025	4.000%	USD 500,000		633,650	USD 500,000		644,700
The 183-3rd Public bond	Dec. 22, 2031	4.270%	—		160,000	—		160,000
The 184-2nd Public bond	Apr. 10, 2023	—	—		190,000	—		—
The 184-3rd Public bond	Apr. 10, 2033	3.170%	—		100,000	—		100,000
The 186-3rd Public bond	Jun. 26, 2024	3.418%	—		110,000	—		110,000
The 186-4th Public bond	Jun. 26, 2034	3.695%	—		100,000	—		100,000
The 187-3rd Public bond	Sep. 2, 2024	3.314%	—		170,000	—		170,000
The 187-4th Public bond	Sep. 2, 2034	3.546%	—		100,000	—		100,000
The 188-2nd Public bond	Jan. 29, 2025	2.454%	—		240,000	—		240,000
The 188-3rd Public bond	Jan. 29, 2035	2.706%	—		50,000	—		50,000
The 189-3rd Public bond	Jan. 28, 2026	2.203%	—		100,000	—		100,000
The 189-4th Public bond	Jan. 28, 2036	2.351%	—		70,000	—		70,000
The 190-2nd Public bond	Jan. 30, 2023	—	—		150,000	—		—
The 190-3rd Public bond	Jan. 30, 2028	2.947%	—		170,000	—		170,000
The 190-4th Public bond	Jan. 30, 2038	2.931%	—		70,000	—		70,000
The 191-2nd Public bond	Jan. 15, 2024	2.088%	—		80,000	—		80,000
The 191-3rd Public bond	Jan. 15, 2029	2.160%	—		110,000	—		110,000
The 191-4th Public bond	Jan. 14, 2039	2.213%	—		90,000	—		90,000
The 192-2nd Public bond	Oct. 11, 2024	1.578%	—		100,000	—		100,000
The 192-3rd Public bond	Oct. 11, 2029	1.622%	—		50,000	—		50,000
The 192-4th Public bond	Oct. 11, 2039	1.674%	—		110,000	—		110,000
The 193-1st Public bond	Jun. 16, 2023	—	—		150,000	—		—
The 193-2nd Public bond	Jun. 17, 2025	1.434%	—		70,000	—		70,000
The 193-3rd Public bond	Jun. 17, 2030	1.608%	—		20,000	—		20,000
The 193-4th Public bond	Jun. 15, 2040	1.713%	—		60,000	—		60,000

(in millions of Korean won and foreign currencies in thousands)			December 31, 2022		December 31, 2023
Type	Maturity	Annual interest rates	Foreign currency	Korean won	Foreign currency	Korean won
The 194-1st Public bond	Jan. 26, 2024	1.127%	—	130,000	—	130,000
The 194-2nd Public bond	Jan. 27, 2026	1.452%	—	140,000	—	140,000
The 194-3rd Public bond	Jan. 27, 2031	1.849%	—	50,000	—	50,000
The 194-4th Public bond	Jan. 25, 2041	1.976%	—	80,000	—	80,000
The 195-1st Public bond	Jun. 10, 2024	1.387%	—	180,000	—	180,000
The 195-2nd Public bond	Jun. 10, 2026	1.806%	—	80,000	—	80,000
The 195-3rd Public bond	Jun. 10, 2031	2.168%	—	40,000	—	40,000
The 196-1st Public bond	Jan. 27, 2025	2.596%	—	270,000	—	270,000
The 196-2nd Public bond	Jan. 27, 2027	2.637%	—	100,000	—	100,000
The 196-3rd Public bond	Jan. 27, 2032	2.741%	—	30,000	—	30,000
The 197-1st Public bond	Jun. 27, 2025	4.191%	—	280,000	—	280,000
The 197-2nd Public bond	Jun. 29, 2027	4.188%	—	120,000	—	120,000
The 198-1st Public bond	Jan. 10, 2025	3.847%	—	—	—	70,000
The 198-2nd Public bond	Jan. 12, 2026	3.869%	—	—	—	150,000
The 198-3rd Public bond	Jan. 12, 2028	3.971%	—	—	—	80,000
The 199-1st Public bond	Jul. 11, 2025	4.028%	—	—	—	85,000
The 199-2nd Public bond	Jul. 10, 2026	4.146%	—	—	—	160,000
The 199-3rd Public bond	Jul. 12, 2028	4.221%	—	—	—	155,000
The 18-1st unsecured bond	Jul. 2, 2024	1.844%	—	100,000	—	100,000
The 18-2nd unsecured bond	Jul. 2, 2026	2.224%	—	50,000	—	50,000
The 148th Won-denominated unsecured bond	Jun. 23, 2023	—	—	100,000	—	—
The 149-1st Won-denominated unsecured bond	Mar. 8, 2024	1.440%	—	70,000	—	70,000
The 149-2nd Won-denominated unsecured bond	Mar. 10, 2026	1.756%	—	30,000	—	30,000
The 150-1st Won-denominated unsecured bond	Apr. 7, 2023	—	—	20,000	—	—
The 150-2nd Won-denominated unsecured bond	Apr. 8, 2024	1.462%	—	30,000	—	30,000
The 151-1st Won-denominated unsecured bond	May 12, 2023	—	—	10,000	—	—
The 151-2nd Won-denominated unsecured bond	May 14, 2024	1.432%	—	40,000	—	40,000
The 152-1st Won-denominated unsecured bond	Aug. 30, 2024	1.813%	—	80,000	—	80,000
The 152-2nd Won-denominated unsecured bond	Aug. 28, 2026	1.982%	—	20,000	—	20,000
The 153-1st Won denominated unsecured bond	Nov. 10, 2023	—	—	30,000	—	—
The 153-2nd Won-denominated unsecured bond	Nov. 11, 2024	2.425%	—	70,000	—	70,000
The 154th Won-denominated unsecured bond	Jan. 23, 2025	2.511%	—	40,000	—	40,000
The 155-1st Won-denominated unsecured bond	Feb. 29, 2024	2.615%	—	50,000	—	50,000
The 155-2nd Won-denominated unsecured bond	Sep. 2, 2024	2.745%	—	20,000	—	20,000
The 155-3rd Won-denominated unsecured bond	Feb. 28, 2025	2.880%	—	20,000	—	20,000
The 156-1st Won-denominated unsecured bond 3	Mar. 25, 2025	5Y CMS+0.404%	—	60,000	—	60,000

(in millions of Korean won and foreign currencies in thousands)			December 31, 2022			December 31, 2023
Type	Maturity	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
The 156-2nd Won-denominated unsecured bond 3	Mar. 25, 2032	10Y CMS+0.965%	—		40,000	—		40,000
The 157-1st Won-denominated unsecured bond	Apr. 28, 2023	—	—		30,000	—		—
The 157-2nd Won-denominated unsecured bond	Oct. 27, 2023	—	—		30,000	—		—
The 158th Won-denominated unsecured bond	Jan. 27, 2025	4.421%	—		50,000	—		50,000
The 159-1st Won-denominated unsecured bond	Aug. 09, 2024	4.267%	—		30,000	—		30,000
The 159-2nd Won-denominated unsecured bond	Aug. 11, 2027	4.505%	—		30,000	—		30,000
The 160-1st Won-denominated unsecured bond	Jun. 14, 2024	5.615%	—		20,000	—		20,000
The 160-2nd Won-denominated unsecured bond	Dec. 13, 2024	5.667%	—		20,000	—		20,000
The 160-3rd Won-denominated unsecured bond	Dec. 12, 2025	5.769%	—		30,000	—		30,000
The 161-1st Won-denominated unsecured bond	Jun. 21, 2024	5.527%	—		10,000	—		10,000
The 161-2nd Won-denominated unsecured bond	Dec. 20, 2024	5.557%	—		20,000	—		20,000
The 161-3rd Won-denominated unsecured bond	Jun. 20, 2025	5.594%	—		30,000	—		30,000
The 161-4th Won-denominated unsecured bond	Dec. 22, 2025	5.615%	—		10,000	—		10,000
The 162-1st Won-denominated unsecured bond	Dec. 27, 2023	—	—		50,000	—		—
The 162-2nd Won-denominated unsecured bond	Jan. 26, 2024	5.069%	—		40,000	—		40,000
The 162-3rd Won-denominated unsecured bond	Apr. 26, 2024	5.080%	—		10,000	—		10,000
The 163-1st Won-denominated unsecured bond	Feb. 20, 2026	4.059%	—		—	—		20,000
The 163-2nd Won-denominated unsecured bond	Feb. 22, 2028	4.311%	—		—	—		80,000
The 164-1st Won-denominated unsecured bond	Apr. 12, 2024	3.778%	—		—	—		10,000
The 164-2nd Won-denominated unsecured bond	Oct. 24, 2024	3.821%	—		—	—		30,000
The 164-3rd Won-denominated unsecured bond	Apr. 14, 2028	4.220%	—		—	—		30,000
The 165-1st Won-denominated unsecured bond	May. 09, 2025	3.870%	—		—	—		30,000
The 165-2nd Won-denominated unsecured bond	Nov. 09, 2026	3.932%	—		—	—		10,000
The 165-3rd Won-denominated unsecured bond	May. 07, 2027	3.972%	—		—	—		30,000
The 166-1st Won-denominated unsecured bond	Nov. 22. 2024	4.205%	—		—	—		20,000
The 166-2nd Won-denominated unsecured bond	Apr. 22. 2025	4.310%	—		—	—		40,000
The 166-3rd Won-denominated unsecured bond	May. 21. 2025	4.332%	—		—	—		10,000
The 166-4th Won-denominated unsecured bond	May. 22. 2025	4.332%	—		—	—		40,000
The 167-1st Won-denominated unsecured bond	Dec. 20. 2024	3.865%	—		—	—		30,000
The 167-2nd Won-denominated unsecured bond	Jan. 22. 2025	3.864%	—		—	—		50,000
The 167-3rd Won-denominated unsecured bond	Feb. 21. 2025	3.864%	—		—	—		10,000
The 167-4th Won-denominated unsecured bond	Dec. 22. 2025	3.858%	—		—	—		10,000

Subtotal					8,406,351			8,446,921
Less: Current portion					(1,154,101)			(1,924,523)
Discount on bonds					(23,728)			(19,248)

Total				￦	7,228,522		￦	6,503,150

1
As of December 31, 2023, the Controlling Company has outstanding notes in the amount of USD 100 million with fixed interest rates under Medium Term Note Program (“MTNP”) registered in the Singapore Stock Exchange, which allowed issuance of notes of up to USD 2,000 million. However, the MTNP has been terminated since 2007.

2	The Daily SOFR is approximately 5.380% as of December 31, 2023. Due to the recent suspension of LIBOR calculation, the Group changed the alternative indicator interest rate to Compounded SOFR+ 1.210%.
3	The CMS (5Y) and CMS (10Y) is approximately 2.993% and 2.990%, respectively as of December 31, 2023.

2 )	Convertible bonds

(in millions of Korean won)
Type	Issuance Date	Maturity	Annual interest Rate	December 31, 2022		December 31, 2023
The 1st CB (Private) 1	Jun. 5, 2020	Jun. 5, 2025	2	￦	8,000	￦	8,000
The 1st unsecured CB 3	Jul. 25, 2022	Jan. 25, 2025	—		30,000		—
Redemption premium					4,565		2,267
Bond discount issuance					(7,206)		(1,811)

Subtotal					35,359		8,456
Current portion					—		(8,456)

Total				￦	35,359	￦	—

1	Common shares of Storywiz are subject to conversion (appraisal period: June 5, 2021~May 4, 2025).
2	Nominal interest rate and maturity yield is approximately 0% and 5%, respectively, and will be settled on maturity.
3	During the current period, bonds of kt cloud are converted to 73,800 of Common shares and 73,800 of preference shares.

3 )	Borrowings

a.	Short-term borrowings

(in millions of Korean won)			December 31, 2022			December 31, 2023
Type	Financial institution	Annual interest rates	Foreign currency	Korean won		Foreign currency		Korean won

Operational	Shinhan Bank	3.840%~6.430%	—	￦	105,000		—	￦	151,500
		—	—		30,000		—		—
	Woori Bank 1,	—	—		50,000		—		—
		4.400%			—				70,000
		CD(91D)+1.960%	—		—		—		20,000
	Korea Development Bank	3.230%~4.950%	—		27,201		—		34,900
	Industrial Bank of Korea	4.862%	—		6,000		—		6,000
	Hana Bank 1	CD(91D)+0.126%	—		5,000		—		4,800
	KB SECURITIES	4.110%~4.910%	—		94,822		—		69,635
	NH INVESTMENT & SECURITIES	—	—		20,000		—		—
	HSBC 2	Compounded SOFR +2.100%	USD 18,500		23,451		USD 23,600		30,450
	NongHyup Bank	4.880%	—		9,000		—		8,500
		—	—		15,000		—		—
	IBK Securities	—	—		20,000		—		—
	Hi Investment & Securities	—	—		99,524		—		—
	Korea Investment	4.910%	—		—				30,000

			Total			￦	504,998	￦	425,785

1	CD (91D) is approximately 3.820% as of December 31, 2023.
2	The Daily SOFR is approximately 5.380% as of December 31, 2023.

b. Long-term borrowings

(in millions of Korean won and thousands of foreign currencies)			December 31, 2022			December 31, 2023
Financial institution	Type	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
Export-Import Bank of Korea	Inter-Korean Cooperation Fund 1	1.00%	—	￦	1,974	—	￦	1,480
CA-CIB	General loans	3.380%~4.150%	—		200,000	—		200,000
JPM	General loans	2.700%~4.480%	—		100,000	—		200,000
DBS	General loans	4.079%	—		100,000	—		100,000
Shinhan Bank	General loans 2	Term SOFR(3M)+1.100%	USD 8,910		11,292	USD 8,910		11,489
	General loans	—	USD 38,000		48,158	—		—
	General loans	1.900%~3.200%	USD 31,472		39,855	USD 31,472		40,655
	General loans 3	4.490%	—		62,398	—		62,398
	General loans 2	Term SOFR(3M)+1.300%	USD 21,127		26,774	USD 21,127		27,241
	General loans 2	Term SOFR(3M)+1.940%	—		—	USD 35,000		45,129
	General loans 2	CD(91D)+1.800%	—		—	—		16,900
	General loans 2	EURIBOR(3M)+0.900%	EUR 7,700		10,404	EUR 7,700		10,985
Woori Bank	General loans	3.320%~5.800%	—		15,000	—		41,526
	PF loans	—	—		40,682	—		—
Hi Investment & Securities	CP	2.302%	—		90,724	—		92,994
Bookook Investment	CP	3.490%~3.603%	—		18,806	—		19,525
Korea Investment	CP	3.622%	—		73,039	—		75,928
Korea Development Bank	General loans	3.000%~4.870%	—		38,000	—		137,000
NH Jayang	PF loans 2	CD(91D)+1.150%	—		59,066	—		53,033
Kyobo Life Insurance	PF loans 2	CD(91D)+1.150%~ CD(91D) +3.450%	—		66,390	—		84,586
Standard Chartered Bank Korea	PF loans 2	CD(91D)+1.150%~ CD(91D) +3.450%	—		44,260	—		56,390
General loans 2		CD(91D)+0.750%	—		—	—		32,000
Samsung Life Insurance	PF loans	1.860%~4.160%	—		36,883	—		46,992

Subtotal					1,083,705			1,356,251
Less: Current portion					(167,943)			(699,800)

				￦	915,762		￦	656,451

1	The above Inter-Korean Cooperation Fund is repayable in installments over 13 years after a seven-year grace period.
2	EURIBOR (3M), Term SOFR (3M) and CD (91D) are approximately 3.909%, 5.331%, 3.820% respectively, as of December 31, 2023.
3	The general loans are repayable in installments over 4 years after a three-year grace period.

(2)	Repayment schedule of the Group’s debentures and borrowings including the portion of current liabilities as of December 31, 2023, is as follows:

(in millions of Korean won)
	Bonds						Borrowings						Total
	In local currency		In foreign currency		Sub- total		In local currency		In foreign currency		Sub- total
Jan. 1, 2024 ~ Dec. 31, 2024	￦	1,478,000	￦	454,941	￦	1,932,941	￦	1,016,254	￦	109,331	￦	1,125,585	￦	3,058,526
Jan. 1, 2025 ~ Dec. 31, 2025		1,445,000		1,160,460		2,605,460		421,322		56,618		477,940		3,083,400
Jan. 1, 2026 ~ Dec. 31, 2026		760,000		515,760		1,275,760		109,087		—		109,087		1,384,847
Jan. 1, 2027 ~ Dec. 31, 2027		280,000		386,820		666,820		15,600		—		15,600		682,420
After Jan. 1, 2028		1,845,000		128,940		1,973,940		53,825		—		53,825		2,027,765

Total	￦	5,808,000	￦	2,646,921	￦	8,454,921	￦	1,616,088	￦	165,949	￦	1,782,037	￦	10,236,958